CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	DiamondHead Holdings Corp. Class A common stock Common Stock	DiamondHead Holdings Corp. Class B common stock Common Stock	DiamondHead Holdings Corp. Additional Paid In Capital	DiamondHead Holdings Corp. Accumulated Deficit	DiamondHead Holdings Corp.	Total
Balance at the beginning at Dec. 31, 2020	$ 0	$ 863	$ 24,137	$ (1,892)	$ 23,108
Balance at the beginning (in shares) at Dec. 31, 2020	0	8,625,000
Increase (Decrease) in Stockholders' Equity
Excess of cash received over fair value of private placement warrants	$ 0	$ 0	3,500,670	0	3,500,670
Remeasurement of Class A common stock subject to redemption	0	0	(3,524,807)	(23,352,185)	(26,876,992)
Net income	0	0	0	2,708,241	2,708,241	$ 62,413,011
Balance at the end at Dec. 31, 2021	$ 0	$ 863	0	(20,645,836)	(20,644,973)
Balance at the end (in shares) at Dec. 31, 2021	0	8,625,000
Increase (Decrease) in Stockholders' Equity
Extinguishment of deferred underwriting commissions on public shares	$ 0	$ 0	11,803,313	0	11,803,313
Reclassification from additional paid-in capital to retained earnings	0	0	(11,803,313)	11,803,313	0
Remeasurement of Class A common stock subject to redemption	0	0	0	(3,586,031)	(3,586,031)
Net income	0	0	0	7,073,315	7,073,315	$ 69,489,294
Balance at the end at Dec. 31, 2022	$ 0	$ 863	$ 0	$ (5,355,239)	$ (5,354,376)
Balance at the end (in shares) at Dec. 31, 2022	0	8,625,000